GOODWILL - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) year	Dec. 31, 2018 USD ($) year	Dec. 30, 2019 USD ($)	Oct. 16, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 14,550	$ 8,815			$ 5,317
Impairment loss recognised in profit or loss, goodwill	$ 453	$ 0
Terminal Year | year	2,034	2,033
Acquisitions through business combinations	$ 6,125	$ 4,158
Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	6,553	3,859
Private Equity
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	5,218	$ 2,411
Impairment loss recognised in profit or loss, goodwill	$ 417
Terminal growth rate	1.50%	2.80%
Discount rate used in current estimate of value in use	9.40%	10.00%
Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 1,357	$ 1,157
Growth rate used to extrapolate cash flow projections		2.00%
Colombian natural gas distribution [Member] | Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	542
North American Data Center [Member] | Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	486
Genesee and Wyoming [Member] | Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill			$ 2,000
North River Federal Assets [Member] | Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	218
Wireless Infrastructure Group [Member] | Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	301
Evoque [Member] | Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		$ 463
Healthscope | Private Equity
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,548
Clarios | Private Equity
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,894
Brazilian regulated gas transmission business [Member] | Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	632
Enercare [Member] | Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 1,300			$ 1,260
Center Parcs [Member] | Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate used in current estimate of value in use	7.90%	7.40%
Growth rate used to extrapolate cash flow projections	2.00%
IFC Seoul | Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate used in current estimate of value in use	7.50%	7.70%
Growth rate used to extrapolate cash flow projections	2.80%
Bottom of range [member] | Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization multiples	8
Terminal year of cash flow	7 years
Discount rate used in current estimate of value in use	12.00%
Top of range [member] | Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization multiples	12
Terminal year of cash flow	20 years
Discount rate used in current estimate of value in use	14.00%